PROPERTY, PLANT AND EQUIPMENT - Summary of Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 4,036
Ending balance	3,765	$ 4,036
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	4,820	4,917
Additions (cash and non-cash)	386	315
Dispositions	(57)	(155)
Acquisitions through business combinations	152
Transfers and assets reclassified as held for sale	(79)	(3)
Foreign currency translation and other (2)	(412)	(254)
Ending balance	4,810	4,820
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(784)	(599)
Dispositions	36	138
Transfers and assets reclassified as held for sale	7	(14)
Foreign currency translation and other (2)	42	32
Depreciation and impairment expense	(346)	(341)
Ending balance	(1,045)	(784)
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	81
Ending balance	63	81
Land | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	81	86
Additions (cash and non-cash)	0	0
Dispositions	(8)	0
Acquisitions through business combinations	1
Transfers and assets reclassified as held for sale	(9)	0
Foreign currency translation and other (2)	(2)	(5)
Ending balance	63	81
Land | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	0	0
Dispositions	0	0
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation and other (2)	0	0
Depreciation and impairment expense	0	0
Ending balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,321
Ending balance	2,071	2,321
Buildings | Nuclear technology services
Reconciliation of changes in property, plant and equipment [abstract]
Decrease in capitalized costs	167	37
Buildings | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	2,499	2,595
Additions (cash and non-cash)	95	76
Dispositions	0	(9)
Acquisitions through business combinations	18
Transfers and assets reclassified as held for sale	(12)	(4)
Foreign currency translation and other (2)	(302)	(159)
Ending balance	2,298	2,499
Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(178)	(107)
Dispositions	0	4
Transfers and assets reclassified as held for sale	0	(16)
Foreign currency translation and other (2)	14	8
Depreciation and impairment expense	(63)	(67)
Ending balance	(227)	(178)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	809
Ending balance	827	809
Machinery and equipment | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,201	1,192
Additions (cash and non-cash)	198	172
Dispositions	(19)	(119)
Acquisitions through business combinations	80
Transfers and assets reclassified as held for sale	(51)	(2)
Foreign currency translation and other (2)	(54)	(42)
Ending balance	1,355	1,201
Machinery and equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(392)	(344)
Dispositions	13	111
Transfers and assets reclassified as held for sale	6	2
Foreign currency translation and other (2)	13	10
Depreciation and impairment expense	(168)	(171)
Ending balance	(528)	(392)
Others
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	416
Ending balance	386	416
Others | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	460	476
Additions (cash and non-cash)	3	6
Dispositions	(1)	(3)
Acquisitions through business combinations	15
Transfers and assets reclassified as held for sale	(1)	4
Foreign currency translation and other (2)	(25)	(23)
Ending balance	451	460
Others | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(44)	(29)
Dispositions	0	2
Transfers and assets reclassified as held for sale	0	0
Foreign currency translation and other (2)	5	2
Depreciation and impairment expense	(26)	(19)
Ending balance	(65)	(44)
Right-of-use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	409
Ending balance	418	409
Right-of-use assets | Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	579	568
Additions (cash and non-cash)	90	61
Dispositions	(29)	(24)
Acquisitions through business combinations	38
Transfers and assets reclassified as held for sale	(6)	(1)
Foreign currency translation and other (2)	(29)	(25)
Ending balance	643	579
Right-of-use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(170)	(119)
Dispositions	23	21
Transfers and assets reclassified as held for sale	1	0
Foreign currency translation and other (2)	10	12
Depreciation and impairment expense	(89)	(84)
Ending balance	$ (225)	$ (170)